Schedule of Investments DoubleLine Opportunistic Bond ETF
(Unaudited)
June 30, 2023
|
June 30, 2023

P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 8.1%
Affirm Asset Securitization Trust ,
750,000 Series 2022-A-A 4.30%
(a)
05/17/2027 730,153
CyrusOne Data Centers Issuer I LLC ,
500,000 Series 2023-1A-A2 4.30%
(a)
04/20/2048 447,219
DataBank Issuer ,
500,000 Series 2023-1A-A2 5.12%
(a)
02/25/2053 461,600
Diamond Resorts Owner Trust ,
168,074 Series 2021-1A-A 1.51%
(a)
11/21/2033 153,585
EWC Master Issuer LLC ,
495,000 Series 2022-1A-A2 5.50%
(a)
03/15/2052 458,081
GLS Auto Receivables Issuer Trust ,
500,000 Series 2021-2A-C 1.08%
(a)
06/15/2026 485,825
Hilton Grand Vacations Trust ,
282,869 Series 2022-1D-C 4.69%
(a)
06/20/2034 265,209
Lendbuzz Securitization Trust ,
865,164 Series 2022-1A-A 4.22%
(a)
05/17/2027 839,019
MetroNet Infrastructure Issuer LLC ,
300,000 Series 2023-1A-A2 6.56%
(a)
04/20/2053 292,326
Mosaic Solar Loan Trust ,
631,226 Series 2018-2GS-A 4.20%
(a)
02/22/2044 572,284
Pagaya AI Debt Trust ,
494,637 Series 2023-3-A 7.60%
(a)
12/16/2030 496,093
PAGAYA AI Debt Trust ,
263,310 Series 2022-2-A 4.97%
(a)
01/15/2030 259,935
PRET LLC ,
388,878 Series
2022-NPL2-A1 5.24%
(a)(b)
04/25/2052 369,385
417,651 Series
2022-NPL3-A1 5.93%
(a)(b)
06/25/2052 403,758
Santander Drive Auto Receivables Trust ,
263,594 Series 2019-2-D 3.22% 07/15/2025 262,895
750,000 Series 2020-4-D 1.48% 01/15/2027 724,620
SEB Funding LLC ,
498,750 Series 2021-1A-A2 4.97%
(a)
01/30/2052 439,556
Sierra Timeshare Receivables Funding LLC ,
307,192 Series 2019-2A-A 2.59%
(a)
05/20/2036 296,095
SMB Private Education Loan Trust ,
750,000 Series 2021-A-B 2.31%
(a)
01/15/2053 674,721
Theorem Funding Trust ,
449,042 Series 2023-1A-A 7.58%
(a)
04/15/2029 449,792
TierPoint Issuer LLC ,
500,000 Series 2023-1A-A2 6.00%
(a)
06/25/2053 478,646
Upstart Securitization Trust ,
500,000 Series 2021-4-B 1.84%
(a)
09/20/2031 469,524
VOLT C LLC ,
372,679 Series
2021-NPL9-A1 1.99%
(a)(b)
05/25/2051 341,103
VOLT CI LLC ,
468,099 Series
2021-NP10-A1 1.99%
(a)(b)
05/25/2051 428,438
Washington Mutual WMABS Trust ,
867,319 Series 2006-HE2-A3
(1 Month LIBOR
USD + 0.30%,
0.30% Floor) 5.45% 05/25/2036 655,699
3,637,702 Series 2007-HE2-
2A2 (1 Month
LIBOR USD +
0.22%, 0.22%
Floor) 5.37% 02/25/2037 1,066,716
Total Asset Backed Obligations
(Cost $12,786,728) 12,522,277
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BANK LOANS 2.6%
Ali Group North America Corp. ,
117,519 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00%) 7.22% 07/22/2029 117,652
AlixPartners LLP ,
89,770 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.50%, 0.50%
Floor) 7.72% 02/04/2028 89,692
Alterra Mountain Co. ,
89,772 Senior Secured
First Lien Term
Loan (1 Month
LIBOR USD +
3.50%, 0.50%
Floor) 8.69% 08/17/2028 89,744
AmWINS Group, Inc. ,
119,693 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.25%, 0.75%
Floor) 7.44% 02/19/2028 118,796
Applied Systems, Inc. ,
60,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.50%, 0.50%
Floor) 9.40% 09/18/2026 60,155
APX Group, Inc. ,
115,000 Senior Secured
First Lien Term
Loan 8.46% 07/10/2028 115,063
athenahealth Group, Inc. ,
39,976 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 8.59% 02/15/2029 38,576
Bausch & Lomb Corp. ,
74,623 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.50%
Floor) 8.59% 05/10/2027 72,571
BCPE Empire Holdings, Inc. ,
120,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.75%, 0.50%
Floor) 9.83% 12/11/2028 119,869

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Castlelake Aviation One DAC ,
104,468 Senior Secured
First Lien Term
Loan (3 Month
LIBOR USD +
2.75%, 0.50%
Floor) 8.30% 10/22/2026 104,153
CHG Healthcare Services, Inc. ,
130,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.40% 09/29/2028 129,529
Clarios Global LP ,
95,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75%) 8.85% 05/06/2030 94,896
DIRECTV Financing LLC ,
24,350 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 5.00%, 0.75%
Floor) 10.22% 08/02/2027 23,859
Gen Digital, Inc. ,
99,858 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.00%, 0.50%
Floor) 7.20% 09/12/2029 99,484
Go Daddy Operating Co. LLC ,
114,704 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00%) 7.19% 08/10/2027 114,698
Graham Packaging Co., Inc. ,
19,948 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.75%
Floor) 8.22% 08/04/2027 19,850
Gray Television, Inc. ,
119,394 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00%) 8.27% 12/01/2028 116,885
Grifols Worldwide Operations Ltd. ,
45,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00%) 7.41% 11/15/2027 44,353
Hub International Ltd. ,
15,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.25%, 0.75%
Floor) 9.34% 06/20/2030 15,051
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Ineos U.S. Finance LLC ,
105,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%) 8.75% 02/18/2030 104,541
Ingersoll-Rand Services Co. ,
114,704 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
1.75%) 6.95% 03/01/2027 114,713
IRB Holding Corp. ,
119,697 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.75%
Floor) 8.20% 12/15/2027 119,024
Jazz Pharmaceuticals plc ,
69,606 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 8.86% 05/05/2028 69,587
Leslie's Poolmart , Inc. ,
119,694 Senior Secured
First Lien Term
Loan (1 Month
LIBOR USD +
2.50%, 0.50%
Floor) 7.85% 03/09/2028 119,594
Light & Wonder International, Inc. ,
79,598 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor) 8.25% 04/14/2029 79,617
Mavis Tire Express Services Topco Corp. ,
89,771 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.75%
Floor) 9.22% 05/04/2028 89,126
Medline Borrower LP ,
129,672 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.35% 10/23/2028 128,334
Osmosis Buyer Ltd. ,
89,773 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 8.90% 07/31/2028 88,247

|
June 30, 2023

(Unaudited)
June 30, 2023
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Parexel International, Inc. ,
115,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.40% 11/15/2028 114,252
Penn Entertainment, Inc. ,
129,397 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.50%
Floor) 7.95% 05/03/2029 129,141
Perrigo Co. plc ,
44,887 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25%) 7.45% 04/20/2029 44,606
Petco Health & Wellness Co., Inc. ,
45,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.75%
Floor) 8.41% 03/03/2028 44,744
PetSmart LLC ,
119,695 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 8.95% 02/11/2028 119,671
Pilot Travel Centers LLC ,
114,415 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00%) 7.20% 08/04/2028 114,394
Prime Security Services Borrower LLC ,
79,593 Senior Secured
First Lien Term
Loan (1 Month
LIBOR USD +
2.75%, 0.75%
Floor) 7.94% 09/23/2026 79,670
Select Medical Corp. ,
110,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.50%) 7.70% 03/06/2025 109,904
SMG U.S. Midco 2, Inc. ,
119,690 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50%) 7.77% 01/23/2025 119,565
Trans Union LLC ,
65,308 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.25%, 0.50%
Floor) 7.47% 12/01/2028 65,229
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
TransDigm , Inc. ,
74,813 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.25%) 8.15% 08/24/2028 74,856
UKG, Inc. ,
119,689 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.75%) 8.90% 05/04/2026 118,253
Vistra Operations Co. LLC ,
114,349 Senior Secured
First Lien Term
Loan (1 Month
LIBOR USD +
1.75%) 6.94% 12/31/2025 114,206
Whatabrands LLC ,
119,696 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.47% 08/03/2028 119,144
WMG Acquisition Corp. ,
120,000 Senior Secured
First Lien Term
Loan (3 Month
LIBOR USD +
2.13%) 7.33% 01/20/2028 119,824
Wyndham Hotels & Resorts, Inc. ,
60,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25%) 7.45% 05/24/2030 60,102
Total Bank Loans
(Cost $4,027,908) 4,045,220
COLLATERALIZED LOAN OBLIGATIONS 3.9%
LoanCore Issuer Ltd. ,
250,000 Series 2021-CRE5-A
(1 Month LIBOR
USD + 1.30%,
1.30% Floor) 6.49%
(a)
07/15/2036 245,434
Marble Point CLO XI Ltd. ,
500,000 Series 2017-2A-B
(3 Month LIBOR
USD + 1.50%,
1.50% Floor) 6.76%
(a)
12/18/2030 482,872
Park Avenue Institutional Advisers CLO Ltd. ,
500,000 Series 2018-1A-BR
(3 Month LIBOR
USD + 2.10%,
2.10% Floor) 7.35%
(a)
10/20/2031 484,257
Race Point IX CLO Ltd. ,
1,000,000 Series 2015-9A-BR
(3 Month LIBOR
USD + 2.15%) 7.41%
(a)
10/15/2030 968,310
Steele Creek CLO Ltd. ,
950,348 Series 2017-1A-A
(3 Month LIBOR
USD + 1.25%) 6.51%
(a)
10/15/2030 939,343

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Stratus CLO Ltd. ,
500,000 Series 2021-1A-C
(3 Month LIBOR
USD + 1.75%,
1.75% Floor) 7.00%
(a)
12/29/2029 480,934
Venture XXVI CLO Ltd. ,
500,000 Series 2017-26A-BR
(3 Month LIBOR
USD + 1.70%,
1.70% Floor) 6.95%
(a)
01/20/2029 493,170
Voya CLO Ltd. ,
1,000,000 Series 2013-1A-BR
(CME Term SOFR
3 Month + 2.16%) 7.15%
(a)
10/15/2030 963,724
Wellfleet CLO Ltd. ,
500,000 Series 2017-3A-A2
(3 Month LIBOR
USD + 1.50%,
1.50% Floor) 6.76%
(a)
01/17/2031 481,844
Wind River CLO Ltd. ,
500,000 Series 2016-2A-BR
(3 Month LIBOR
USD + 1.80%,
1.80% Floor) 7.10%
(a)
11/01/2031 489,961
Total Collateralized Loan Obligations
(Cost $5,976,201) 6,029,849
FOREIGN CORPORATE BONDS 7.7%
AUSTRALIA 0.4%
135,000 Glencore Funding
LLC 1.63%
(a)
04/27/2026 121,818
260,000 Macquarie Group
Ltd. (Secured
Overnight
Financing Rate +
2.21%) 5.11%
(a)
08/09/2026 256,315
255,000 Westpac Banking
Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.53%) 3.02% 11/18/2036 195,848
573,981
BELGIUM 0.1%
225,000 Anheuser-Busch
Cos. LLC 4.90% 02/01/2046 215,242
BERMUDA 0.1%
240,000 Triton Container
International Ltd. 3.25% 03/15/2032 188,314
BRAZIL 0.8%
200,000 Banco do Estado
do Rio Grande
do Sul SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
4.93%) 5.38% 01/28/2031 180,754
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 Braskem
Netherlands
Finance BV (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
8.22%) 8.50% 01/23/2081 204,188
150,000 Cosan Overseas
Ltd. 8.25%
(c)
08/05/2023 149,275
176,852 Guara Norte Sarl 5.20% 06/15/2034 155,059
200,000 Minerva
Luxembourg SA 4.38% 03/18/2031 156,638
168,118 MV24 Capital BV 6.75% 06/01/2034 151,877
200,000 NBM US Holdings,
Inc. 6.63% 08/06/2029 183,283
1,181,074
CANADA 0.8%
240,000 Bank of Montreal
(5 Year Swap
Rate USD +
1.43%) 3.80% 12/15/2032 211,633
445,000 Bank of Nova
Scotia (The) 3.45% 04/11/2025 428,616
115,000 Bombardier, Inc. 7.88%
(a)
04/15/2027 114,865
30,000 Garda World
Security Corp. 4.63%
(a)
02/15/2027 27,477
35,000 Garda World
Security Corp. 6.00%
(a)
06/01/2029 28,716
80,000 Parkland Corp. 4.63%
(a)
05/01/2030 69,443
85,000 Titan Acquisition
Ltd. 7.75%
(a)
04/15/2026 77,242
215,000 Toronto-Dominion
Bank (The) 4.69% 09/15/2027 210,501
1,168,493
CAYMAN ISLANDS 0.1%
110,000 Global Aircraft
Leasing Co. Ltd. 6.50%
(a)
09/15/2024 100,819
CHILE 0.3%
200,000 Agrosuper SA 4.60% 01/20/2032 169,761
200,000 CAP SA 3.90% 04/27/2031 145,770
200,000 Chile Electricity PEC
SpA 0.00% 01/25/2028 154,440
469,971
CHINA 0.3%
435,000 NXP BV 3.88% 06/18/2026 418,042
COLOMBIA 0.5%
250,000 AI Candelaria Spain
SA 5.75% 06/15/2033 185,521
50,000 Banco GNB
Sudameris SA
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.56%) 7.05% 04/03/2027 47,226
200,000 Bancolombia SA
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.94%) 4.63% 12/18/2029 170,408
200,000 Ecopetrol SA 5.38% 06/26/2026 191,552

|
June 30, 2023

(Unaudited)
June 30, 2023
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 Empresas Publicas
de Medellin ESP 4.25% 07/18/2029 157,607
752,314
FRANCE 0.1%
260,000 TotalEnergies
Capital
International SA 3.39% 06/29/2060 191,197
GUATEMALA 0.3%
150,000 Banco Industrial
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.44%) 4.88% 01/29/2031 137,645
200,000 CT Trust 5.13% 02/03/2032 160,698
180,000 Millicom
International
Cellular SA 6.25% 03/25/2029 161,536
459,879
INDIA 0.5%
183,000 Adani International
Container
Terminal Pvt. Ltd. 3.00% 02/16/2031 143,962
200,000 Adani Ports &
Special Economic
Zone Ltd. 3.83% 02/02/2032 144,905
168,000 JSW Hydro Energy
Ltd. 4.13% 05/18/2031 141,893
200,000 Network i2i Ltd.
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.27%) 5.65%
(c)
01/15/2025 194,750
200,000 UPL Corp. Ltd. 4.50% 03/08/2028 179,508
805,018
INDONESIA 0.2%
165,420 LLPL Capital Pte.
Ltd. 6.88% 02/04/2039 148,662
200,000 Minejesa Capital
BV 4.63% 08/10/2030 180,042
328,704
IRELAND 0.2%
375,000 Avolon Holdings
Funding Ltd. 3.25%
(a)
02/15/2027 334,437
ISRAEL 0.2%
200,000 Bank Hapoalim
BM (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.16%) 3.26%
(a)
01/21/2032 171,946
200,000 Bank Leumi Le-
Israel BM (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.63%) 3.28%
(a)
01/29/2031 179,228
351,174
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
KUWAIT 0.1%
200,000 MEGlobal Canada
ULC 5.00% 05/18/2025 196,369
MEXICO 0.6%
200,000 Banco Mercantil
del Norte SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 10 Year
+ 5.35%) 7.63%
(c)
01/10/2028 182,223
200,000 Banco Nacional
de Comercio
Exterior SNC (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.00%) 2.72% 08/11/2031 168,500
200,000 Banco Santander
Mexico SA
Institucion de
Banca Multiple
Grupo Financiero
Santand (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.00%) 5.95% 10/01/2028 199,750
200,000 BBVA Bancomer
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.65%) 5.13% 01/18/2033 173,727
200,000 Cemex SAB de CV
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.91%) 9.13%
(a)(c)
03/14/2028 202,799
926,999
PANAMA 0.2%
200,000 Banco General SA 4.13% 08/07/2027 188,673
200,000 Global Bank Corp.
(3 Month LIBOR
USD + 3.30%) 5.25% 04/16/2029 181,767
370,440
PARAGUAY 0.3%
150,000 Banco Continental
SAECA 2.75% 12/10/2025 135,700
200,000 Frigorifico
Concepcion SA 7.70% 07/21/2028 156,025
180,000 Rutas 2 and 7
Finance Ltd. 0.00% 09/30/2036 118,021
409,746

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
PERU 0.8%
200,000 Banco de Credito
del Peru SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.00%) 3.13% 07/01/2030 183,740
200,000 Banco
Internacional
del Peru SAA
Interbank (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.71%) 4.00% 07/08/2030 183,932
200,000 Corp. Financiera
de Desarrollo SA
(3 Month LIBOR
USD + 5.61%) 5.25% 07/15/2029 194,418
166,400 Hunt Oil Co. of
Peru LLC Sucursal
Del Peru 6.38% 06/01/2028 160,160
200,000 Inkia Energy Ltd. 5.88% 11/09/2027 190,799
200,000 Petroleos del Peru
SA 5.63% 06/19/2047 129,187
200,000 Transportadora de
Gas del Peru SA 4.25% 04/30/2028 192,907
1,235,143
SAUDI ARABIA 0.1%
200,000 EIG Pearl Holdings
Sarl 3.55% 08/31/2036 170,997
SINGAPORE 0.4%
200,000 DBS Group
Holdings Ltd. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.10%) 1.82% 03/10/2031 179,002
200,000 Oversea-Chinese
Banking Corp.
Ltd. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.58%) 1.83% 09/10/2030 182,438
200,000 United Overseas
Bank Ltd. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.23%) 2.00% 10/14/2031 175,809
537,249
SOUTH AFRICA 0.1%
200,000 Sasol Financing
USA LLC 4.38% 09/18/2026 177,261
SOUTH KOREA 0.1%
200,000 Woori Bank 4.75% 04/30/2024 197,110
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
UNITED ARAB EMIRATES 0.1%
145,874 Galaxy Pipeline
Assets Bidco Ltd. 1.75% 09/30/2027 134,679
Total Foreign Corporate Bonds
(Cost $11,929,195) 11,894,652
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN
GOVERNMENT SPONSORED CORPORATIONS 0.1%
DOMINICAN REPUBLIC 0.1%
150,000 Dominican
Republic
Government
Bond 8.63% 04/20/2027 156,750
Total Foreign Government Bonds, Foreign
Agencies and Foreign Government
Sponsored Corporations
(Cost $157,170) 156,750
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 5.5%
BANK ,
300,000 Series
2021-BN38-A5 2.52% 12/15/2064 244,271
Bank of America Merrill Lynch Commercial Mortgage Trust ,
266,000 Series 2016-UB10-C 4.99%
(d)
07/15/2049 231,045
BANK5 ,
11,948,863 Series
2023-5YR1-XA 0.48%
(d)(e)
04/15/2056 155,634
BBCMS Mortgage Trust ,
300,000 Series 2021-C12-A5 2.69% 11/15/2054 247,331
180,000 Series 2021-C12-AS 2.90% 11/15/2054 142,392
250,000 Series 2021-C9-A5 2.30% 02/15/2054 203,241
100,000 Series 2022-C16-A5 4.60%
(d)
06/15/2055 95,117
200,000 Series 2022-C17-A5 4.44% 09/15/2055 187,943
250,000 Series 2023-C19-A5 5.45% 04/15/2056 253,573
Benchmark Mortgage Trust ,
7,730,718 Series 2018-B2-XA 0.60%
(d)(e)
02/15/2051 114,312
250,000 Series 2021-B31-A5 2.67% 12/15/2054 204,906
250,000 Series 2022-B35-C 4.59%
(d)
05/15/2055 183,046
200,000 Series 2023-B38-A4 5.52% 04/15/2056 203,733
BX Commercial Mortgage Trust ,
250,000 Series 2021-VINO-A
(1 Month LIBOR
USD + 0.65%,
0.65% Floor) 5.85%
(a)
05/15/2038 243,824
Cantor Commercial Real Estate Lending ,
500,000 Series 2019-CF1-C 4.35%
(d)
05/15/2052 396,145
CFCRE Commercial Mortgage Trust ,
184,634 Series 2016-C6-A2 2.95% 11/10/2049 168,833
Citigroup Commercial Mortgage Trust ,
250,000 Series 2015-GC27-C 4.57%
(d)
02/10/2048 227,372
100,000 Series
2022-GC48-A5 4.74%
(d)
05/15/2054 94,932
Commercial Mortgage Trust ,
205,000 Series 2016-DC2-C 4.81%
(d)
02/10/2049 181,529
CSMC Trust ,
273,000 Series 2021-B33-A2 3.17%
(a)
10/10/2043 202,536
DBJPM 16-C1 Mortgage Trust ,
290,000 Series 2016-C1-B 4.20%
(d)
05/10/2049 251,428
250,000 Series 2016-C1-C 3.47%
(d)
05/10/2049 205,499
Del Amo Fashion Center Trust ,
250,000 Series 2017-AMO-C 3.76%
(a)(d)
06/05/2035 189,201
FIVE Mortgage Trust ,
250,000 Series 2023-V1-D 6.62%
(a)(d)
02/10/2056 203,397
GS Mortgage Securities Trust ,
9,430,773 Series 2017-GS7-XA 1.23%
(d)(e)
08/10/2050 317,692

|
June 30, 2023

(Unaudited)
June 30, 2023
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
250,000 Series
2019-GC42-A3 2.75% 09/10/2052 213,140
250,000 Series 2019-GSA1-C 3.93%
(d)
11/10/2052 190,503
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
497,683 Series 2022-NLP-A
(CME Term SOFR
1 Month + 0.60%,
0.60% Floor) 5.74%
(a)
04/15/2037 474,480
JPMBB Commercial Mortgage Securities Trust ,
325,000 Series 2014-C21-B 4.34%
(d)
08/15/2047 293,720
JPMCC Commercial Mortgage Securities Trust ,
8,143,498 Series 2017-JP6-XA 1.17%
(d)(e)
07/15/2050 228,398
LSTAR Commercial Mortgage Trust ,
250,000 Series 2015-3-D 3.31%
(a)(d)
04/20/2048 222,845
Morgan Stanley Bank of America Merrill Lynch Trust ,
250,000 Series 2016-C31-C 4.41%
(d)
11/15/2049 192,131
Morgan Stanley Capital I Trust ,
283,000 Series 2018-L1-C 4.95%
(d)
10/15/2051 226,599
RIAL Issuer Ltd. ,
350,000 Series 2022-FL8-A
(CME Term SOFR
1 Month + 2.25%,
2.25% Floor) 7.34%
(a)
01/19/2037 344,304
SREIT Trust ,
270,000 Series 2021-MFP-A
(1 Month LIBOR
USD + 0.73%,
0.73% Floor) 5.92%
(a)
11/15/2038 262,589
UBS Commercial Mortgage Trust ,
324,000 Series 2018-C10-C 5.22%
(d)
05/15/2051 271,687
200,000 Series 2018-C8-C 4.84%
(d)
02/15/2051 163,599
Wells Fargo Commercial Mortgage Trust ,
246,000 Series 2021-C60-A3 2.06% 08/15/2054 198,632
WFRBS Commercial Mortgage Trust ,
9,329,753 Series 2014-C21-XA 1.15%
(d)(e)
08/15/2047 85,519
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $9,013,643) 8,517,078
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 12.4%
Citigroup Mortgage Loan Trust ,
538,807 Series
2007-AR8-2A1A 4.29%
(d)
07/25/2037 469,835
Connecticut Avenue Securities Trust ,
500,000 Series 2022-R01-
1M2 (Secured
Overnight
Financing Rate
30 Day Average +
1.90%) 6.97%
(a)
12/25/2041 487,686
Deephaven Residential Mortgage Trust ,
1,029,803 Series 2022-2-A1 4.30%
(a)(d)
03/25/2067 958,062
FHLMC STACR REMIC Trust ,
500,000 Series 2022-DNA2-
M1B (Secured
Overnight
Financing Rate
30 Day Average +
2.40%) 7.47%
(a)
02/25/2042 494,598
FHLMC STRIPS ,
2,198,592 Series 358-300 3.00% 10/15/2047 2,002,162
GNMA ,
1,495,660 Series
2013-116-WU 3.00% 12/20/2042 1,427,114
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
HOMES Trust ,
953,665 Series
2023-NQM1-A1 6.18%
(a)(b)
01/25/2068 946,374
Legacy Mortgage Asset Trust ,
457,926
Series 2021-GS2-A1
1.75%
(a)
(b)(d)
04/25/2061 425,673
New Residential Mortgage Loan Trust ,
1,030,839 Series
2019-RPL2-A1 3.25%
(a)(d)
02/25/2059 964,931
OBX Trust ,
957,382 Series
2023-NQM2-A1 6.32%
(a)(b)
01/25/2062 955,615
969,807 Series
2023-NQM3-A3 6.76%
(a)(b)
02/25/2063 965,948
PRPM LLC ,
1,049,991 Series 2022-5-A1 6.90%
(a)(b)
09/27/2027 1,034,601
RFMSI Trust ,
1,447,045 Series 2006-S4-A7 6.00% 04/25/2036 1,150,447
Structured Asset Mortgage Investments II Trust ,
1,422,278 Series 2007-AR3-
1A3 (1 Month
LIBOR USD +
0.42%, 0.42%
Floor) 5.57% 09/25/2047 1,178,047
Towd Point Mortgage Trust ,
915,319 Series 2020-2-A1A 1.64%
(a)(d)
04/25/2060 792,915
291,955 Series 2020-3-A1 3.09%
(a)(d)
02/25/2063 272,670
1,065,107 Series 2022-1-A1 3.75%
(a)(d)
07/25/2062 986,760
Verus Securitization Trust ,
547,066 Series 2021-8-A1 1.82%
(a)(d)
11/25/2066 459,695
1,468,287 Series 2023-4-A1 5.81%
(a)(b)
05/25/2068 1,456,614
948,933 Series
2023-INV1-A3 6.76%
(a)(b)
02/25/2068 944,453
WaMu Mortgage-Backed Pass-Through Certificates Trust ,
447,363 Series
2006-AR16-2A1 3.44%
(d)
12/25/2036 390,468
Wells Fargo Mortgage Backed Securities Trust ,
366,249 Series
2006-AR14-2A1 4.51%
(d)
10/25/2036 322,220
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $19,475,168) 19,086,888
US CORPORATE BONDS 15.8%
465,000 AbbVie, Inc. 4.70% 05/14/2045 425,166
70,000 Academy Ltd. 6.00%
(a)
11/15/2027 67,278
115,000 AdaptHealth LLC 5.13%
(a)
03/01/2030 93,262
170,000 Advanced Drainage
Systems, Inc. 6.38%
(a)
06/15/2030 168,371
90,000 AEP Transmission
Co. LLC 5.40% 03/15/2053 92,680
40,000 Aethon United
BR LP 8.25%
(a)
02/15/2026 39,336
220,000 Air Lease Corp. 1.88% 08/15/2026 195,534
355,000 Alexandria Real
Estate Equities,
Inc. 3.00% 05/18/2051 218,756
65,000 Alliant Holdings
Intermediate LLC 6.75%
(a)
04/15/2028 64,535
175,000 Allied Universal
Holdco LLC 6.63%
(a)
07/15/2026 166,291
70,000 Allied Universal
Holdco LLC 9.75%
(a)
07/15/2027 61,977
130,000 American Airlines,
Inc. 7.25%
(a)
02/15/2028 129,360

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
105,000 American Airlines,
Inc. 5.75%
(a)
04/20/2029 102,047
210,000 American Express
Co. 5.85% 11/05/2027 215,153
70,000 Amgen, Inc. 5.25% 03/02/2030 70,193
95,000 Amgen, Inc. 5.75% 03/02/2063 96,447
35,000 AmWINS Group,
Inc. 4.88%
(a)
06/30/2029 31,643
65,000 Arconic Corp. 6.13%
(a)
02/15/2028 65,865
95,000 AssuredPartners ,
Inc. 5.63%
(a)
01/15/2029 82,320
490,000 AT&T, Inc. 3.50% 09/15/2053 347,226
80,000 AthenaHealth
Group, Inc. 6.50%
(a)
02/15/2030 67,411
430,000 Athene Global
Funding (Secured
Overnight
Financing Rate
Compounded
Index + 0.56%) 5.65%
(a)
08/19/2024 423,471
35,000 Bank of America
Corp. (Secured
Overnight
Financing Rate +
1.11%) 3.84% 04/25/2025 34,317
35,000 Bank of America
Corp. (Secured
Overnight
Financing Rate +
1.75%) 4.83% 07/22/2026 34,417
428,000 Bank of America
Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.20%) 2.48% 09/21/2036 327,627
60,000 BCPE Empire
Holdings, Inc. 7.63%
(a)
05/01/2027 55,865
190,000 Becton Dickinson
& Co. 4.69% 02/13/2028 187,527
15,000 Blackstone
Holdings Finance
Co. LLC 2.00%
(a)
01/30/2032 11,187
240,000 Boeing Co. (The) 2.95% 02/01/2030 208,771
75,000 Boyd Gaming Corp. 4.75%
(a)
06/15/2031 67,080
50,000 Boyne USA, Inc. 4.75%
(a)
05/15/2029 45,103
215,000 BP Capital Markets
America, Inc. 4.89% 09/11/2033 212,885
560,000 Broadcom, Inc. 3.50%
(a)
02/15/2041 419,294
95,000 Brooklyn Union
Gas Co. (The) 4.49%
(a)
03/04/2049 73,291
5,000 Brown & Brown,
Inc. 2.38% 03/15/2031 4,034
90,000 Builders
FirstSource , Inc. 5.00%
(a)
03/01/2030 84,242
20,000 Builders
FirstSource , Inc. 6.38%
(a)
06/15/2032 19,893
140,000 Caesars
Entertainment,
Inc. 7.00%
(a)
02/15/2030 140,720
50,000 Callon Petroleum
Co. 7.50%
(a)
06/15/2030 47,242
50,000 Calpine Corp. 5.13%
(a)
03/15/2028 44,689
155,000 Carnival Corp. 5.75%
(a)
03/01/2027 142,835
50,000 CCO Holdings LLC 5.13%
(a)
05/01/2027 46,613
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
80,000 CCO Holdings LLC 4.75%
(a)
02/01/2032 65,324
3,000 Cengage Learning,
Inc. 9.50%
(a)
06/15/2024 3,015
425,000 Charter
Communications
Operating LLC 4.91% 07/23/2025 416,902
230,000 Cheniere Energy,
Inc. 4.63% 10/15/2028 215,001
70,000 Chesapeake Energy
Corp. 5.88%
(a)
02/01/2029 66,557
40,000 Chord Energy Corp. 6.38%
(a)
06/01/2026 39,693
30,000 CHS/Community
Health Systems,
Inc. 6.00%
(a)
01/15/2029 25,270
15,000 Citigroup, Inc. (CME
Term SOFR 3
Month + 1.65%) 3.67% 07/24/2028 14,034
365,000 Citigroup, Inc.
(Secured
Overnight
Financing Rate +
1.35%) 3.06% 01/25/2033 304,897
45,000 Civitas Resources,
Inc. 8.38%
(a)
07/01/2028 45,565
25,000 Clear Channel
Outdoor
Holdings, Inc. 7.75%
(a)
04/15/2028 19,656
60,000 CNX Resources
Corp. 6.00%
(a)
01/15/2029 55,673
230,000 Comcast Corp. 3.40% 04/01/2030 211,471
50,000 CommScope , Inc. 6.00%
(a)
03/01/2026 46,658
225,000 Constellation
Brands, Inc. 3.15% 08/01/2029 202,945
135,000 Continental
Resources, Inc. 2.27%
(a)
11/15/2026 120,256
65,000 Coty, Inc. 5.00%
(a)
04/15/2026 62,356
215,000 Crown Castle, Inc. 3.65% 09/01/2027 201,182
240,000 CSX Corp. 3.80% 11/01/2046 193,225
65,000 CVS Health Corp. 5.13% 02/21/2030 64,592
100,000 CVS Health Corp. 5.30% 06/01/2033 99,894
100,000 CVS Health Corp. 5.88% 06/01/2053 102,620
260,000 Dick's Sporting
Goods, Inc. 3.15% 01/15/2032 213,238
423,000 Dollar Tree, Inc. 4.00% 05/15/2025 409,671
115,000 DTE Energy Co. 4.22%
(b)
11/01/2024 112,476
80,000 Duke Energy
Carolinas LLC 3.55% 03/15/2052 61,103
60,000 Duke Energy Corp. 4.30% 03/15/2028 57,682
85,000 Dun & Bradstreet
Corp. (The) 5.00%
(a)
12/15/2029 75,038
200,000 Elevance Health,
Inc. 2.38% 01/15/2025 190,210
70,000 Elevance Health,
Inc. 4.55% 05/15/2052 62,613
220,000 Energy Transfer LP 4.75% 01/15/2026 215,159
90,000 Entergy Louisiana
LLC 4.75% 09/15/2052 82,726
40,000 EQM Midstream
Partners LP 6.50%
(a)
07/01/2027 39,491
230,000 Essential Utilities,
Inc. 2.70% 04/15/2030 195,040
150,000 Exelon Corp. 5.15% 03/15/2028 149,403
90,000 Exelon Corp. 4.10% 03/15/2052 72,711
205,000 Expedia Group, Inc. 5.00% 02/15/2026 202,220
245,000 Expedia Group, Inc. 3.25% 02/15/2030 213,427

|
June 30, 2023

(Unaudited)
June 30, 2023
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
75,000 Ferrellgas LP 5.38%
(a)
04/01/2026 69,826
35,000 Fertitta
Entertainment
LLC 6.75%
(a)
01/15/2030 29,821
50,000 Fortrea Holdings,
Inc. 7.50%
(a)
07/01/2030 51,261
60,000 Frontier
Communications
Holdings LLC 5.88%
(a)
10/15/2027 55,125
250,000 General Motors
Financial Co., Inc. 2.40% 10/15/2028 211,845
115,000 Global Payments,
Inc. 4.95% 08/15/2027 112,142
425,000 Goldman Sachs
Group, Inc.
(The) (Secured
Overnight
Financing Rate +
0.82%) 5.88% 09/10/2027 418,074
45,000 Griffon Corp. 5.75% 03/01/2028 42,134
40,000 Gulfport Energy
Corp. 8.00%
(a)
05/17/2026 40,232
225,000 HCA, Inc. 4.13% 06/15/2029 208,328
90,000 Hess Midstream
Operations LP 5.50%
(a)
10/15/2030 83,355
105,000 Hewlett Packard
Enterprise Co. 5.90% 10/01/2024 105,071
115,000 Hilcorp Energy I LP 5.75%
(a)
02/01/2029 104,245
235,000 Host Hotels &
Resorts LP 3.50% 09/15/2030 199,374
160,000 Hyundai Capital
America 5.68%
(a)
06/26/2028 158,805
270,000 Invitation Homes
Operating
Partnership LP 2.70% 01/15/2034 204,781
90,000 Iron Mountain, Inc. 7.00%
(a)
02/15/2029 90,249
75,000 JPMorgan Chase
& Co. (Secured
Overnight
Financing Rate +
1.99%) 4.85% 07/25/2028 74,042
505,000 JPMorgan Chase
& Co. (Secured
Overnight
Financing Rate +
1.26%) 2.96% 01/25/2033 425,587
200,000 Kinder Morgan
Energy Partners
LP 6.95% 01/15/2038 215,056
60,000 Lowe's Cos., Inc. 5.63% 04/15/2053 60,012
55,000 Madison IAQ LLC 4.13%
(a)
06/30/2028 48,479
110,000 Madison IAQ LLC 5.88%
(a)
06/30/2029 89,228
220,000 Marriott
International,
Inc. 3.13% 06/15/2026 206,718
225,000 McDonald's Corp. 3.60% 07/01/2030 209,528
55,000 McGraw-Hill
Education, Inc. 5.75%
(a)
08/01/2028 47,719
165,000 Medline Borrower
LP 5.25%
(a)
10/01/2029 143,340
250,000 Meta Platforms,
Inc. 4.45% 08/15/2052 217,550
40,000 Metis Merger Sub
LLC 6.50%
(a)
05/15/2029 34,551
205,000
MetLife, Inc. 5.25% 01/15/2054 198,611
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
60,000 Michaels Cos., Inc.
(The) 5.25%
(a)
05/01/2028 48,538
155,000 Midwest Gaming
Borrower LLC 4.88%
(a)
05/01/2029 137,012
105,000 ModivCare Escrow
Issuer, Inc. 5.00%
(a)
10/01/2029 77,799
296,000 Monongahela
Power Co. 5.40%
(a)
12/15/2043 287,502
400,000 Morgan Stanley
(Secured
Overnight
Financing Rate +
1.36%) 2.48% 09/16/2036 303,668
50,000 Nationstar
Mortgage
Holdings, Inc. 5.75%
(a)
11/15/2031 41,125
100,000 NCL Corp. Ltd. 8.38%
(a)
02/01/2028 104,584
220,000 NetApp, Inc. 1.88% 06/22/2025 204,521
90,000 Netflix, Inc. 4.88% 04/15/2028 89,094
160,000 NGL Energy
Operating LLC 7.50%
(a)
02/01/2026 157,747
50,000 NRG Energy, Inc. 3.63%
(a)
02/15/2031 39,078
80,000 NuStar Logistics LP 6.00% 06/01/2026 78,001
40,000 OneMain Finance
Corp. 6.88% 03/15/2025 39,642
20,000 Oracle Corp. 6.25% 11/09/2032 21,238
35,000 Oracle Corp. 3.80% 11/15/2037 28,637
240,000 Oracle Corp. 3.60% 04/01/2050 171,634
125,000 Owens & Minor,
Inc. 6.63%
(a)
04/01/2030 113,529
200,000 Owens Corning 4.40% 01/30/2048 165,500
265,000 Pacific Gas and
Electric Co. 2.50% 02/01/2031 207,673
240,000 Packaging Corp. of
America 3.00% 12/15/2029 209,406
60,000 Pactiv Evergreen
Group Issuer LLC 4.38%
(a)
10/15/2028 52,021
80,000 Park Intermediate
Holdings LLC 4.88%
(a)
05/15/2029 69,022
120,000 Parker-Hannifin
Corp. 4.25% 09/15/2027 116,450
90,000 Penn
Entertainment,
Inc. 5.63%
(a)
01/15/2027 84,263
163,000 Penske Truck
Leasing Co. LP 4.20%
(a)
04/01/2027 152,700
50,000 Penske Truck
Leasing Co. LP 4.40%
(a)
07/01/2027 47,233
100,000 Performance Food
Group, Inc. 5.50%
(a)
10/15/2027 96,498
210,000 Philip Morris
International,
Inc. 5.13% 02/15/2030 207,824
80,000 Phillips 66 Co. 4.95% 12/01/2027 79,348
55,000 Pike Corp. 5.50%
(a)
09/01/2028 49,434
50,000 Post Holdings, Inc. 5.50%
(a)
12/15/2029 46,201
85,000 Qorvo , Inc. 1.75%
(a)
12/15/2024 79,125
240,000 Quanta Services,
Inc. 2.35% 01/15/2032 189,036
185,000 Raytheon
Technologies
Corp. 3.03% 03/15/2052 130,249
30,000 Realogy Group LLC 5.75%
(a)
01/15/2029 22,480
115,000 Realty Income
Corp. 5.05% 01/13/2026 114,064

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
115,000 Regal Rexnord
Corp. 6.05%
(a)
02/15/2026 115,212
80,000 Roller Bearing Co.
of America, Inc. 4.38%
(a)
10/15/2029 71,773
100,000 Royal Caribbean
Cruises Ltd. 7.25%
(a)
01/15/2030 101,374
310,000 Royalty Pharma plc 3.30% 09/02/2040 220,927
110,000 Ryder System, Inc. 5.65% 03/01/2028 110,165
200,000 Sabine Pass
Liquefaction LLC 5.00% 03/15/2027 196,981
55,000 San Diego Gas &
Electric Co. 5.35% 04/01/2053 54,610
245,000 Santander
Holdings USA,
Inc. (Secured
Overnight
Financing Rate +
1.25%) 2.49% 01/06/2028 211,827
110,000 Scientific Games
Holdings LP 6.63%
(a)
03/01/2030 96,902
50,000 Scientific Games
International,
Inc. 7.25%
(a)
11/15/2029 50,107
45,000 Scripps Escrow II,
Inc. 3.88%
(a)
01/15/2029 36,379
75,000 Sirius XM Radio,
Inc. 5.50%
(a)
07/01/2029 67,725
351,000 Smithfield Foods,
Inc. 4.25%
(a)
02/01/2027 323,674
250,000 Southern Co. (The)
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.92%) 3.75% 09/15/2051 213,375
30,000 SRS Distribution,
Inc. 6.13%
(a)
07/01/2029 25,948
60,000 Staples, Inc. 7.50%
(a)
04/15/2026 49,636
95,000 Suburban Propane
Partners LP 5.00%
(a)
06/01/2031 79,673
230,000 Synchrony Financial 2.88% 10/28/2031 167,448
195,000 Sysco Corp. 5.95% 04/01/2030 204,261
15,000 Tenet Healthcare
Corp. 6.25% 02/01/2027 14,863
40,000 Tenet Healthcare
Corp. 6.13% 06/15/2030 39,478
55,000 Townsquare Media,
Inc. 6.88%
(a)
02/01/2026 52,646
85,000 TransDigm , Inc. 5.50% 11/15/2027 80,271
85,313 Transocean
Poseidon Ltd. 6.88%
(a)
02/01/2027 84,265
75,000 Trident TPI
Holdings, Inc. 12.75%
(a)
12/31/2028 77,869
115,000 Truist Financial
Corp. (Secured
Overnight
Financing Rate +
1.44%) 4.87% 01/26/2029 110,609
50,000 United Airlines, Inc. 4.63%
(a)
04/15/2029 45,603
170,000 UnitedHealth
Group, Inc. 5.05% 04/15/2053 169,100
55,000 UnitedHealth
Group, Inc. 4.95% 05/15/2062 52,956
130,000 Univision
Communications,
Inc. 7.38%
(a)
06/30/2030 123,892
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
75,000 US Foods, Inc. 4.75%
(a)
02/15/2029 68,740
50,000 Venture Global
LNG, Inc. 8.13%
(a)
06/01/2028 50,838
35,000 Venture Global
LNG, Inc. 8.38%
(a)
06/01/2031 35,333
205,000 Verizon
Communications,
Inc. (3 Month
LIBOR USD +
1.10%) 6.42% 05/15/2025 206,762
100,000 Verizon
Communications,
Inc. 3.88% 03/01/2052 78,950
50,000 Victoria's Secret
& Co. 4.63%
(a)
07/15/2029 36,589
135,000 Viking Cruises Ltd. 5.88%
(a)
09/15/2027 124,237
145,000 Viking Cruises Ltd. 9.13%
(a)
07/15/2031 146,592
195,000 Warnermedia
Holdings, Inc. 3.76% 03/15/2027 181,967
175,000 WASH Multifamily
Acquisition, Inc. 5.75%
(a)
04/15/2026 163,570
80,000 Weatherford
International Ltd. 8.63%
(a)
04/30/2030 81,294
100,000 Wells Fargo &
Co. (Secured
Overnight
Financing Rate +
1.98%) 4.81% 07/25/2028 97,830
250,000 Wells Fargo & Co. 4.65% 11/04/2044 212,372
245,000 Welltower OP LLC 2.05% 01/15/2029 203,963
220,000 Willis North
America, Inc. 4.50% 09/15/2028 210,052
225,000 Workday, Inc. 3.70% 04/01/2029 208,774
60,000 WR Grace Holdings
LLC 5.63%
(a)
08/15/2029 49,215
225,000 WRKCo , Inc. 3.75% 03/15/2025 216,599
235,000 XHR LP 4.88%
(a)
06/01/2029 201,724
Total US Corporate Bonds
(Cost $25,062,817) 24,402,863
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 16.1%
FHLMC UMBS ,
2,608,860 Pool RA7673 4.50% 07/01/2052 2,511,546
1,413,909 Pool RA7930 4.50% 09/01/2052 1,361,057
2,437,693 Pool SD2263 4.00% 12/01/2052 2,289,462
2,942,511 Pool SD2434 3.00% 08/01/2052 2,598,730
943,778 Pool SD8221 3.50% 06/01/2052 860,918
FNMA UMBS ,
3,372,619 Pool CA8256 2.50% 12/01/2050 2,872,620
1,900,942 Pool CB4573 5.00% 09/01/2052 1,867,407
2,072,254 Pool FS1472 3.50% 11/01/2050 1,910,608
2,921,404 Pool FS3708 5.00% 01/01/2053 2,871,014
2,811,643 Pool MA4600 3.50% 05/01/2052 2,564,433
1,904,353 Pool MA4624 3.00% 06/01/2052 1,679,072
592,711 Pool MA4655 4.00% 07/01/2052 556,915
GNMA ,
924,692 Pool 786227 3.00% 04/20/2052 822,343
Total US Government and Agency Mortgage
Backed Obligations
(Cost $25,482,019) 24,766,125
US GOVERNMENT AND AGENCY OBLIGATIONS 26.7%
3,400,000 U.S. Treasury
Bonds 3.88% 05/15/2043 3,318,188
21,000,000 U.S. Treasury
Bonds 3.63% 05/15/2053 20,186,250

|
June 30, 2023

(Unaudited)
June 30, 2023
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
2,000,000 U.S. Treasury Notes 3.50% 04/30/2028 1,943,672
16,300,000 U.S. Treasury Notes 3.38% 05/15/2033 15,721,859
Total US Government and Agency
Obligations
(Cost $41,809,157) 41,169,969
SHORT TERM INVESTMENTS 1.4%
1,049,969 JPMorgan U.S.
Government
Money Market
Fund - Class IM 5.04%
(f)
1,049,969
1,049,969 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 5.02%
(f)
1,049,969
Total Short Term Investments
(Cost $2,099,938) 2,099,938
Total Investments 100.3%
(Cost $157,819,944) 154,691,609
Liabilities in Excess of Other Assets (0.3)% (528,843)
NET ASSETS 100.0% $154,162,766
INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations 26.7%
US Government and Agency Mortgage Backed Obligations 16.1%
Non-Agency Residential Collateralized Mortgage Obligations 12.4%
Asset Backed Obligations 8.1%
Non-Agency Commercial Mortgage Backed Obligations 5.5%
Banking 4.6%
Collateralized Loan Obligations 3.9%
Electric 1.5%
Midstream 1.4%
Short Term Investments 1.4%
Technology 1.3%
Food and Beverage 1.1%
Healthcare 0.8%
Consumer Cyclical Services 0.6%
Pharmaceuticals 0.6%
Wirelines 0.6%
Transportation Services 0.6%
Retailers 0.6%
Cable Satellite 0.5%
Media Entertainment 0.5%
Independent 0.5%
Chemicals 0.5%
Government Owned, No Guarantee 0.4%
Finance Companies 0.4%
Building Materials 0.4%
Leisure 0.4%
Life 0.4%
Aerospace & Defense 0.4%
Hotels, Restaurants & Leisure 0.4%
Diversified Manufacturing 0.4%
Gaming 0.4%
Wireless 0.3%
Health Insurance 0.3%
Oil Field Services 0.3%
Other REITs 0.3%
Paper 0.3%
Integrated 0.3%
INVESTMENT BREAKDOWN as a % of Net Assets:
(Cont.)
Specialty Retail 0.3%
P&C 0.3%
Automotive 0.2%
Local Authority 0.2%
Metals and Mining 0.2%
Software 0.2%
Refining 0.2%
Airlines 0.2%
Entertainment 0.2%
Restaurants 0.2%
Other Industrial 0.2%
Health Care Providers & Services 0.1%
Professional Services 0.1%
Office REITs 0.1%
Tobacco 0.1%
Lodging 0.1%
Apartment REITs 0.1%
Healthcare REITs 0.1%
Health Care Equipment & Supplies 0.1%
Government Sponsored 0.1%
Other Utility 0.1%
Railroads 0.1%
Commercial Services & Supplies 0.1%
Foreign Government Bonds, Foreign Agencies and Foreign
Government Sponsored Corporations 0.1%
Media 0.1%
Insurance 0.1%
Packaging 0.1%
Distributors 0.1%
Machinery 0.1%
Building Products 0.1%
IT Services 0.1%
Electric Utilities 0.1%
Retail REITs 0.1%
Consumer Finance 0.1%
Automobile Components 0.1%
Diversified Consumer Services 0.1%
Household Durables 0.1%
Natural Gas 0.1%
Financial Services 0.0%
(g)
Consumer Products 0.0%
(g)
Other Financial 0.0%
(g)
Containers & Packaging 0.0%
(g)
Brokerage, Asset Managers & Exchanges 0.0%
(g)
Other Assets and Liabilities (0.3)%
100.0%

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c) Perpetual maturity. The date disclosed is the next call date of the security.
(d) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(e) Interest only security
(f) Seven-day yield as of period end
(g) Represents less than 0.05% of net assets
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LIBOR London Interbank Offered Rate
UMBS Uniform Mortgage Backed Securities

Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Unaudited)
June 30, 2023
|
June 30, 2023

SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.6%
AUTOMOBILE COMPONENTS 0.3%
5,988 Aptiv plc
(a)
611,315
5,221 BorgWarner, Inc. 255,359
866,674
AUTOMOBILES 5.9%
86,343 Ford Motor Co. 1,306,370
30,552 General Motors Co. 1,178,085
52,437 Tesla, Inc.
(a)
13,726,433
16,210,888
BANKS 5.9%
100,653 Bank of America Corp. 2,887,735
28,305 Citigroup, Inc. 1,303,162
7,035 Citizens Financial Group, Inc. 183,473
1,877 Comerica, Inc. 79,510
9,890 Fifth Third Bancorp 259,217
20,896 Huntington Bancshares, Inc. 225,259
42,441 JPMorgan Chase & Co. 6,172,619
13,677 KeyCorp 126,375
2,346 M&T Bank Corp. 290,341
5,753 PNC Financial Services Group, Inc. (The) 724,590
13,681 Regions Financial Corp. 243,795
19,309 Truist Financial Corp. 586,028
20,245 US Bancorp 668,895
54,441 Wells Fargo & Co. 2,323,542
2,106 Zions Bancorp NA 56,567
16,131,108
BROADLINE RETAIL 6.2%
124,502 Amazon.com, Inc.
(a)
16,230,081
11,758 eBay, Inc. 525,465
2,662 Etsy, Inc.
(a)
225,232
16,980,778
CAPITAL MARKETS 5.2%
1,565 Ameriprise Financial, Inc. 519,830
10,448 Bank of New York Mellon Corp. (The) 465,145
2,147 BlackRock, Inc. 1,483,878
1,601 Cboe Global Markets, Inc. 220,954
21,495 Charles Schwab Corp. (The) 1,218,337
5,186 CME Group, Inc. 960,914
551 FactSet Research Systems, Inc. 220,758
4,116 Franklin Resources, Inc. 109,938
4,863 Goldman Sachs Group, Inc. (The) 1,568,512
8,162 Intercontinental Exchange, Inc. 922,959
6,568 Invesco Ltd. 110,408
541 MarketAxess Holdings, Inc. 141,428
2,317 Moody's Corp. 805,667
18,939 Morgan Stanley 1,617,391
1,180 MSCI, Inc. - Class A 553,762
4,860 Nasdaq, Inc. 242,271
3,004 Northern Trust Corp. 222,717
2,758 Raymond James Financial, Inc. 286,198
4,764 S&P Global, Inc. 1,909,840
4,894 State Street Corp. 358,143
3,221 T Rowe Price Group, Inc. 360,816
14,299,866
CHEMICALS 17.2%
16,464 Air Products and Chemicals, Inc. 4,931,462
8,658 Albemarle Corp. 1,931,513
7,450 Celanese Corp. - Class A 862,710
14,539 CF Industries Holdings, Inc. 1,009,297
52,871 Corteva, Inc. 3,029,508
SHARES SECURITY DESCRIPTION VALUE $
52,447 Dow, Inc. 2,793,327
34,084 DuPont de Nemours, Inc. 2,434,961
8,840 Eastman Chemical Co. 740,085
18,440 Ecolab, Inc. 3,442,564
9,292 FMC Corp. 969,527
18,957 International Flavors & Fragrances, Inc. 1,508,788
36,448 Linde plc 13,889,604
18,855 LyondellBasell Industries NV - Class A 1,731,455
24,675 Mosaic Co. (The) 863,625
17,503 PPG Industries, Inc. 2,595,695
17,439 Sherwin-Williams Co. (The) 4,630,403
47,364,524
CONSTRUCTION MATERIALS 1.6%
4,633 Martin Marietta Materials, Inc. 2,139,010
9,864 Vulcan Materials Co. 2,223,740
4,362,750
CONSUMER FINANCE 1.0%
8,619 American Express Co. 1,501,430
5,546 Capital One Financial Corp. 606,566
3,713 Discover Financial Services 433,864
6,253 Synchrony Financial 212,102
2,753,962
CONTAINERS & PACKAGING 2.2%
109,180 Amcor plc 1,089,616
6,015 Avery Dennison Corp. 1,033,377
23,317 Ball Corp. 1,357,283
25,722 International Paper Co. 818,217
6,621 Packaging Corp. of America 875,031
10,746 Sealed Air Corp. 429,840
19,024 Westrock Co. 553,028
6,156,392
DISTRIBUTORS 0.4%
3,066 Genuine Parts Co. 518,859
5,571 LKQ Corp. 324,622
863 Pool Corp. 323,315
1,166,796
DIVERSIFIED TELECOMMUNICATION SERVICES 2.2%
182,741 AT&T, Inc. 2,914,719
82,060 Verizon Communications, Inc. 3,051,811
5,966,530
ENTERTAINMENT 5.8%
36,183 Activision Blizzard, Inc.
(a)
3,050,227
18,334 Electronic Arts, Inc. 2,377,920
10,086 Live Nation Entertainment, Inc.
(a)
918,935
6,946 Netflix, Inc.
(a)
3,059,643
11,067 Take-Two Interactive Software, Inc.
(a)
1,628,620
31,814 Walt Disney Co. (The)
(a)
2,840,354
156,620 Warner Bros Discovery, Inc.
(a)
1,964,015
15,839,714
FINANCIAL SERVICES 8.3%
25,958 Berkshire Hathaway, Inc. - Class B
(a)
8,851,678
8,560 Fidelity National Information Services, Inc. 468,232
8,961 Fiserv, Inc.
(a)
1,130,430
1,050 FleetCor Technologies, Inc.
(a)
263,634
3,746 Global Payments, Inc. 369,056
1,026 Jack Henry & Associates, Inc. 171,681
12,190 Mastercard, Inc. - Class A 4,794,327
16,203 PayPal Holdings, Inc.
(a)
1,081,226

DoubleLine ETF Trust
Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Cont.)
SHARES SECURITY DESCRIPTION VALUE $
23,540 Visa, Inc. - Class A 5,590,279
22,720,543
HOTELS, RESTAURANTS & LEISURE 5.5%
796 Booking Holdings, Inc.
(a)
2,149,463
4,697 Caesars Entertainment, Inc.
(a)
239,406
21,731 Carnival Corp.
(a)
409,195
626 Chipotle Mexican Grill, Inc. - Class A
(a)
1,339,014
2,719 Darden Restaurants, Inc. 454,290
747 Domino's Pizza, Inc. 251,732
3,132 Expedia Group, Inc.
(a)
342,609
5,774 Hilton Worldwide Holdings, Inc. 840,406
7,202 Las Vegas Sands Corp.
(a)
417,716
5,693 Marriott International, Inc. - Class A 1,045,747
10,428 McDonald's Corp. 3,111,819
6,570 MGM Resorts International 288,554
9,227 Norwegian Cruise Line Holdings Ltd.
(a)
200,872
4,834 Royal Caribbean Cruises Ltd.
(a)
501,479
25,148 Starbucks Corp. 2,491,161
2,280 Wynn Resorts Ltd. 240,791
6,154 Yum! Brands, Inc. 852,637
15,176,891
HOUSEHOLD DURABLES 1.2%
6,905 DR Horton, Inc. 840,269
3,364 Garmin Ltd. 350,832
5,582 Lennar Corp. - Class A 699,480
1,177 Mohawk Industries, Inc.
(a)
121,419
8,320 Newell Brands, Inc. 72,384
98 NVR, Inc.
(a)
622,361
4,854 PulteGroup, Inc. 377,059
1,234 Whirlpool Corp. 183,607
3,267,411
INSURANCE 4.0%
8,057 Aflac, Inc. 562,379
3,749 Allstate Corp. (The) 408,791
10,568 American International Group, Inc. 608,083
2,910 Aon plc - Class A 1,004,532
5,441 Arch Capital Group Ltd.
(a)
407,259
3,129 Arthur J Gallagher & Co. 687,034
736 Assurant, Inc. 92,530
3,449 Brown & Brown, Inc. 237,429
6,041 Chubb Ltd. 1,163,255
2,302 Cincinnati Financial Corp. 224,031
652 Everest Re Group Ltd. 222,893
1,237 Globe Life, Inc. 135,600
4,515 Hartford Financial Services Group, Inc. (The) 325,170
2,231 Lincoln National Corp. 57,470
2,710 Loews Corp. 160,920
7,143 Marsh & McLennan Cos., Inc. 1,343,455
9,367 MetLife, Inc. 529,516
3,233 Principal Financial Group, Inc. 245,191
8,521 Progressive Corp. (The) 1,127,925
5,281 Prudential Financial, Inc. 465,890
3,348 Travelers Cos., Inc. (The) 581,414
2,961 W R Berkley Corp. 176,357
1,481 Willis Towers Watson plc 348,775
11,115,899
INTERACTIVE MEDIA & SERVICES 11.5%
65,529 Alphabet, Inc. - Class A
(a)
7,843,821
56,307 Alphabet, Inc. - Class C
(a)
6,811,458
SHARES SECURITY DESCRIPTION VALUE $
19,505 Match Group, Inc.
(a)
816,284
56,405 Meta Platforms, Inc. - Class A
(a)
16,187,107
31,658,670
LEISURE PRODUCTS 0.1%
2,881 Hasbro, Inc. 186,602
MEDIA 3.7%
7,174 Charter Communications, Inc. - Class A
(a)
2,635,512
72,541 Comcast Corp. - Class A 3,014,079
18,913 Fox Corp. - Class A 643,042
9,603 Fox Corp. - Class B 306,240
27,097 Interpublic Group of Cos., Inc. (The) 1,045,402
26,791 News Corp. - Class A 522,424
8,296 News Corp. - Class B 163,597
13,951 Omnicom Group, Inc. 1,327,438
35,659 Paramount Global - Class B 567,335
10,225,069
METALS & MINING 4.1%
106,544 Freeport-McMoRan, Inc. 4,261,760
59,158 Newmont Corp. 2,523,680
18,726 Nucor Corp. 3,070,690
12,010 Steel Dynamics, Inc. 1,308,249
11,164,379
SPECIALTY RETAIL 4.9%
1,260 Advance Auto Parts, Inc. 88,578
463 AutoZone, Inc.
(a)
1,154,426
5,020 Bath & Body Works, Inc. 188,250
4,313 Best Buy Co., Inc. 353,450
3,550 CarMax, Inc.
(a)
297,135
9,987 Home Depot, Inc. (The) 3,102,362
13,074 Lowe's Cos., Inc. 2,950,802
1,305 O'Reilly Automotive, Inc.
(a)
1,246,667
7,501 Ross Stores, Inc. 841,087
25,336 TJX Cos., Inc. (The) 2,148,239
2,354 Tractor Supply Co. 520,469
1,086 Ulta Beauty, Inc.
(a)
511,066
13,402,531
TEXTILES, APPAREL & LUXURY GOODS 1.3%
27,124 NIKE, Inc. - Class B 2,993,676
933 Ralph Lauren Corp. - Class A 115,039
5,127 Tapestry, Inc. 219,436
7,235 VF Corp. 138,116
3,466,267
WIRELESS TELECOMMUNICATION SERVICES 1.1%
22,171 T-Mobile US, Inc.
(a)
3,079,552
Total Common Stocks
(Cost $261,472,359) 273,563,796
SHORT TERM INVESTMENTS 0.4%
609,266 JPMorgan U.S. Government Money
Market Fund - Class IM 5.04%
(b)
609,266
609,266 Morgan Stanley Institutional Liquidity
Funds Government Portfolio -
Institutional Share Class 5.02%
(b)
609,266
Total Short Term Investments
(Cost $1,218,532) 1,218,532
Total Investments 100.0%
(Cost $262,690,891) 274,782,328
Other Assets in Excess of Liabilities 0.0%
(c)
23,192
NET ASSETS 100.0% $274,805,520

|
June 30, 2023

(Unaudited)
June 30, 2023
(a) Non-income producing security
(b) Seven-day yield as of period end
(c) Represents less than 0.05% of net assets.

Schedule of Investments DoubleLine Commercial Real Estate ETF
(Unaudited)
June 30, 2023

DoubleLine ETF Trust
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 7.9%
AREIT Trust ,
465,085 Series 2021-CRE5-A
(1 Month LIBOR
USD + 1.08%,
1.08% Floor) 6.24%
(a)
11/17/2038 455,931
CLNC Ltd. ,
22,437 Series 2019-FL1-A
(CME Term SOFR
1 Month + 1.36%,
1.25% Floor) 6.46%
(a)
08/20/2035 22,261
HERA Commercial Mortgage Ltd. ,
172,761 Series 2021-FL1-A
(1 Month LIBOR
USD + 1.05%,
1.05% Floor) 6.21%
(a)
02/18/2038 167,050
LoanCore Issuer Ltd. ,
180,778 Series 2021-CRE4-A
(Secured
Overnight
Financing Rate
30 Day Average
+ 0.91%, 0.91%
Floor) 5.98%
(a)
07/15/2035 180,336
Ready Capital Mortgage Financing LLC ,
421,488 Series 2021-FL5-A
(1 Month LIBOR
USD + 1.00%,
1.00% Floor) 6.15%
(a)
04/25/2038 413,646
449,766 Series 2021-FL7-A
(1 Month LIBOR
USD + 1.20%,
1.20% Floor) 6.35%
(a)
11/25/2036 440,160
STWD Ltd. ,
481,994 Series 2019-FL1-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 6.30%
(a)
07/15/2038 477,901
Total Asset Backed Obligations
(Cost $2,135,874) 2,157,285
COLLATERALIZED LOAN OBLIGATIONS 12.4%
Arbor Realty Commercial Real Estate Notes Ltd. ,
230,000 Series 2021-FL3-A
(1 Month LIBOR
USD + 1.07%,
1.07% Floor) 6.26%
(a)
08/15/2034 225,042
BSPRT Issuer Ltd. ,
325,000 Series 2021-FL6-A
(1 Month LIBOR
USD + 1.10%,
1.10% Floor) 6.29%
(a)
03/15/2036 319,242
CHCP Ltd. ,
539,937 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.16%,
1.05% Floor) 6.27%
(a)
02/15/2038 530,864
FS Rialto ,
491,711 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.33%,
1.33% Floor) 6.44%
(a)
05/16/2038 480,687
500,000 Series 2021-FL3-A
(1 Month LIBOR
USD + 1.25%,
1.25% Floor) 6.41%
(a)
11/16/2036 485,589
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Greystone CRE Notes Ltd. ,
500,000 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.13%,
1.02% Floor) 6.28%
(a)
07/15/2039 489,938
KREF Ltd. ,
390,000 Series 2021-FL2-A
(1 Month LIBOR
USD + 1.07%,
1.07% Floor) 6.23%
(a)
02/15/2039 377,965
LFT CRE Ltd. ,
230,000 Series 2021-FL1-A
(1 Month LIBOR
USD + 1.17%,
1.17% Floor) 6.36%
(a)
06/15/2039 225,845
MF1 Ltd. ,
250,000 Series 2021-FL6-A
(CME Term SOFR
1 Month + 1.21%,
1.21% Floor) 6.32%
(a)
07/16/2036 245,620
Total Collateralized Loan Obligations
(Cost $3,350,716) 3,380,792
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 63.3%
3650R Commercial Mortgage Trust ,
517,011 Series 2021-PF1-A1 1.12% 11/15/2054 472,455
BAMLL Commercial Mortgage Securities Trust ,
500,000 Series 2018-DSNY-A
(1 Month LIBOR
USD + 0.85%,
0.85% Floor) 6.04%
(a)
09/15/2034 496,922
BANK ,
644,633 Series
2019-BN22-A1 2.08% 11/15/2062 626,445
156,137 Series
2023-BNK45-A1 5.43% 02/15/2056 155,392
BANK5 ,
110,000 Series
2023-5YR2-A1 5.83% 03/15/2028 110,132
BBCMS Mortgage Trust ,
149,356 Series 2017-C1-ASB 3.49% 02/15/2050 141,919
244,086 Series 2023-C19-A1 5.70% 04/15/2056 240,056
Benchmark Mortgage Trust ,
12,985,906 Series 2019-B14-XA 0.90%
(b)(c)
12/15/2062 384,870
251,599 Series 2020-B16-A1 1.93% 02/15/2053 249,046
212,284 Series 2020-B21-A1 0.54% 12/17/2053 200,148
491,074 Series 2023-V2-A1 5.85% 05/15/2055 486,424
14,101,272 Series 2023-V2-XA 1.22%
(b)(c)
05/15/2055 578,767
BX Commercial Mortgage Trust ,
500,924 Series 2020-VKNG-A
(CME Term SOFR
1 Month + 1.04%,
0.93% Floor) 6.19%
(a)
10/15/2037 495,052
Citigroup Commercial Mortgage Trust ,
999,938 Series 2015-P1-A4 3.46% 09/15/2048 959,362
111,044 Series
2020-GC46-A1 1.85% 02/15/2053 106,326
Commercial Mortgage Trust ,
1,000,000 Series
2013-LC13-AM 4.56%
(a)(b)
08/10/2046 995,514
700,000 Series
2014-CR17-A4 3.70% 05/10/2047 687,301
520,000 Series
2014-CR18-AM 4.10% 07/15/2047 501,891

|
June 30, 2023

(Unaudited)
June 30, 2023
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Credit Suisse Mortgage Capital Certificates ,
498,759 Series 2019-ICE4-A
(1 Month LIBOR
USD + 0.98%,
0.98% Floor) 6.17%
(a)
05/15/2036 496,431
CSAIL Commercial Mortgage Trust ,
1,031,473 Series 2015-C3-A3 3.45% 08/15/2048 988,832
142,313 Series 2020-C19-A1 1.30% 03/15/2053 135,018
FHLMC Multifamily Structured Pass-Through Certificates ,
1,050,000 Series K058-A2 2.65% 08/25/2026 983,427
904,785 Series K083-A1 3.94% 07/25/2028 887,325
FREMF Mortgage Trust ,
300,000 Series 2013-K35-C 4.19%
(a)(b)
12/25/2046 298,413
GS Mortgage Securities Trust ,
366,914 Series
2015-GC34-AAB 3.28% 10/10/2048 352,931
314,181 Series
2020-GC45-A1 2.02% 02/13/2053 305,695
JPMBB Commercial Mortgage Securities Trust ,
500,000 Series 2014-C18-A5 4.08% 02/15/2047 491,561
660,137 Series 2015-C30-A4 3.55% 07/15/2048 624,963
KKR Industrial Portfolio Trust ,
511,268 Series 2021-KDIP-A
(CME Term SOFR
1 Month + 0.66%,
0.55% Floor) 5.81%
(a)
12/15/2037 502,681
Morgan Stanley Bank of America Merrill Lynch Trust ,
618,560 Series 2013-C10-AS 4.20%
(b)
07/15/2046 602,014
1,130,265 Series 2014-C19-A3 3.25% 12/15/2047 1,087,577
Wells Fargo Commercial Mortgage Trust ,
600,000 Series
2015-LC20-A3 3.09% 04/15/2050 580,599
WFRBS Commercial Mortgage Trust ,
227,631 Series 2013-C14-AS 3.49% 06/15/2046 214,351
749,045 Series 2013-C16-A5 4.42% 09/15/2046 746,385
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $17,239,824) 17,186,225
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 1.7%
AREIT Trust ,
467,021 Series 2022-CRE6-A
(Secured
Overnight
Financing Rate
30 Day Average
+ 1.25%, 1.25%
Floor) 6.32%
(a)
01/20/2037 456,771
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $453,570) 456,771
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 10.4%
FNMA ,
1,100,000 Pool BL0240 3.54% 11/01/2025 1,059,203
690,000 Pool BL0245 3.43% 11/01/2025 662,720
1,100,000 Pool BS8040 5.14% 03/01/2028 1,106,745
Total US Government and Agency Mortgage
Backed Obligations
(Cost $2,870,008) 2,828,668
SHORT TERM INVESTMENTS 4.3%
581,297 JPMorgan U.S.
Government
Money Market
Fund - Class IM 5.04%
(d)
581,297
581,297 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 5.02%
(d)
581,297
Total Short Term Investments
(Cost $1,162,594) 1,162,594
Total Investments 100.0%
(Cost $27,212,586) 27,172,335
Liabilities in Excess of Other Assets (0.0)%
(e)
(8,687)
NET ASSETS 100.0% $27,163,648
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(c) Interest only security
(d) Seven-day yield as of period end
(e) Represents less than 0.05% of net assets.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
LIBOR London Interbank Offered Rate

Schedule of Investments DoubleLine Mortgage ETF
(Unaudited)
June 30, 2023

DoubleLine ETF Trust
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 0.9%
AMSR Trust ,
1,000,000 Series 2023-SFR1-A 4.00%
(a)
04/17/2040 931,223
Total Asset Backed Obligations
(Cost $952,597) 931,223
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 18.5%
CIM Trust ,
980,425 Series 2023-R4-A1 5.00%
(a)(b)
05/25/2062 949,776
CSMC Trust ,
1,029,669 Series 2018-RPL9-A 3.85%
(a)(b)
09/25/2057 966,087
1,118,382 Series
2021-RPL3-A1 2.00%
(a)(b)
01/25/2060 945,217
737,942 Series
2022-RPL4-A1 3.90%
(a)(b)
04/25/2062 678,265
Deephaven Residential Mortgage Trust ,
943,986 Series 2022-2-A1 4.30%
(a)(b)
03/25/2067 878,224
FHLMC STACR REMIC Trust ,
1,000,000 Series 2022-DNA3-
M1B (Secured
Overnight
Financing Rate
30 Day Average +
2.90%) 7.97%
(a)
04/25/2042 999,599
FHLMC Structured Agency Credit Risk Debt Notes ,
2,000,000 Series 2023-HQA2-
M1A (Secured
Overnight
Financing Rate
30 Day Average +
2.00%) 7.07%
(a)
06/25/2043 2,008,758
FNMA REMICS ,
2,378,089 Series 2021-10-CA 2.00% 03/25/2051 1,996,628
2,321,752 Series 2021-88-LA 2.50% 03/25/2050 1,988,377
OBX Trust ,
969,807 Series
2023-NQM3-A1 5.95%
(a)(c)
02/25/2063 961,748
2,000,000 Series
2023-NQM5-A1A 6.57%
(a)(c)
06/25/2063 2,011,362
Towd Point Mortgage Trust ,
2,147,966 Series 2022-1-A1 3.75%
(a)(b)
07/25/2062 1,989,966
Verus Securitization Trust ,
2,000,000 Series 2023-5-A1 6.48%
(a)(c)
06/25/2068 2,006,546
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $18,470,054) 18,380,553
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 79.6%
FHLMC UMBS ,
4,462,168 Pool RB5166 3.00% 07/01/2042 4,009,628
2,250,000 Pool SD3139 3.50% 07/01/2052 2,053,329
8,657,479 Pool SD8199 2.00% 03/01/2052 7,078,012
4,413,321 Pool SD8222 4.00% 06/01/2052 4,146,791
3,155,473 Pool SD8288 5.00% 01/01/2053 3,093,766
FNMA UMBS ,
5,808,399 Pool CA8256 2.50% 12/01/2050 4,947,290
3,867,759 Pool CB3514 3.00% 05/01/2052 3,410,222
5,135,052 Pool CB4794 4.50% 10/01/2052 4,943,239
6,753,930 Pool FS0984 3.00% 04/01/2052 6,007,064
4,231,462 Pool FS2040 2.00% 02/01/2052 3,458,404
5,365,854 Pool FS2141 3.50% 06/01/2052 4,896,827
3,912,512 Pool FS3885 3.00% 11/01/2051 3,454,684
5,956,335 Pool FS4764 2.50% 02/01/2052 5,109,543
2,988,158 Pool FS4828 5.00% 05/01/2053 2,929,663
4,142,686 Pool MA3357 4.00% 05/01/2048 3,952,281
5,040,724 Pool MA4492 2.00% 12/01/2051 4,118,616
1,500,591 Pool MA4512 2.50% 01/01/2052 1,273,645
4,044,706 Pool MA4733 4.50% 09/01/2052 3,891,847
497,532 Pool MA5038 5.00% 06/01/2053 487,793
GNMA ,
3,199,058 Pool 786540 3.50% 02/20/2050 3,006,099
3,307,966 Pool MA5076 3.00% 03/20/2048 2,993,551
Total US Government and Agency Mortgage
Backed Obligations
(Cost $79,864,284) 79,262,294
SHORT TERM INVESTMENTS 31.8%
15,830,404 JPMorgan U.S.
Government
Money Market
Fund - Class IM 5.04%
(d)
15,830,404
15,830,404 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 5.02%
(d)
15,830,404
Total Short Term Investments
(Cost $31,660,808) 31,660,808
Total Investments 130.8%
(Cost $130,947,743) 130,234,878
Liabilities in Excess of Other Assets (30.8)% (30,667,452)
NET ASSETS 100.0% $99,567,426
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(c) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(d) Seven-day yield as of period end
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
UMBS Uniform Mortgage Backed Securities

|
June 30, 2023

(Unaudited)
June 30, 2023
Futures Contracts
Description Long/Short
Contract
Quantity
Expiration
Date
Notional
Amount
(1)
Unrealized
Appreciation
(Depreciation) /
Value
U.S. Treasury Ultra Bond Long 8 9/20/23 $ 1,089,750 $ (9,518)
U.S. Treasury 10 Year Ultra Bond Long 18 9/20/23 2,131,875 (18,320)
$(27,838)
(1) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Notes to Schedule of Investments

DoubleLine ETF Trust
(Unaudited)
June 30, 2023
1. Organization
DoubleLine ETF Trust, a Delaware statutory trust (the “Trust”), was formed on September 27, 2021 and is registered with the
Securities and Exchange Commission as an open-end management investment company. As of June 30, 2023, the Trust consists of four series, DoubleLine Opportunistic Bond ETF, DoubleLine Shiller CAPE
®
U.S. Equities ETF, DoubleLine Commercial Real Estate ETF
and DoubleLine Mortgage ETF (each a “Fund” and collectively the “Funds”). Each Fund is managed by DoubleLine ETF Adviser LP
(the "Adviser"), which is registered as an investment adviser with the U.S. Securities and Exchange Commission. Each Fund offers one class of shares. The DoubleLine Commercial Real Estate ETF and DoubleLine Mortgage ETF commenced operations on March 31,
2023.
The Funds are classified as non-diversified funds under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Funds' investment objectives and dates of commencement of operations are as follows:
2. Significant Accounting Policies
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, "Financial Services
-Investment Companies", by the Financial Accounting Standards Board ("FASB"). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("US GAAP").
A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1— Unadjusted quoted market prices in active markets for identical securities
Level 2— Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3— Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.
Fund Name Investment Objective Commencement of Operations
DoubleLine Opportunistic Bond ETF Maximize current income and total return 3/31/2022
DoubleLine Shiller Cape U.S. Equities ETF Seek total return which exceeds the total return of the S&P 500 Index 3/31/2022
DoubleLine Commercial Real Estate ETF Seek current income and capital preservation 3/31/2023
DoubleLine Mortgage ETF Seek total return which exceeds the total return of its benchmark index 3/31/2023
Fixed-income class Examples of Inputs
All Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes;
    convertible securities
Standard inputs and underlying equity of the issuer
US bonds and notes of government and
    government agencies
Standard inputs
Residential and commercial mortgage-backed
obligations; asset-backed obligations
(including collateralized loan obligations)
Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans Standard inputs

Notes to Schedule of Investments
(Cont.)
(Unaudited)
June 30, 2023
|
June 30, 2023

Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 2023:
Category
DoubleLine Opportunistic
Bond ETF
DoubleLine Shiller CAPE®
U.S. Equities ETF
DoubleLine Commercial
Real Estate ETF DoubleLine Mortgage ETF
Investments in Securities
Level 1
Common Stocks $ — $ 273,563,796 $ — $ —
Money Market Funds 2,099,938 1,218,532 1,162,594 31,660,808
Total Level 1 2,099,938 274,782,328 1,162,594 31,660,808
Level 2
US Government and Agency Mortgage Backed
Obligations 24,766,125 — 2,828,668 79,262,294
US Government and Agency Obligations 41,169,969 — — —
Non-Agency Residential Collateralized Mortgage
Obligations 19,086,888 — 456,771 18,380,553
Non-Agency Commercial Mortgage Backed
Obligations 8,517,078 — 17,186,225 —
US Corporate Bonds 24,402,863 — — —
Asset Backed Obligations 12,522,277 — 2,157,285 931,223
Foreign Corporate Bonds 11,894,652 — — —
Collateralized Loan Obligations 6,029,849 — 3,380,792 —
Bank Loans 4,045,220 — — —
Foreign Government Bonds, Foreign Agencies and
Foreign Government Sponsored Corporations 156,750 — — —
Total Level 2 152,591,671 — 26,009,741 98,574,070
Level 3 — — — —
Total $ 154,691,609 $ 274,782,328 $ 27,172,335 $ 130,234,878
Other Financial Instruments
Level 1
Futures $ — — — (27,838)
Total Level 1 $ — — — (27,838)
Level 2
Unfunded Loan Commitments $ (4,751) — — —
Total Level 2 $ (4,751) — — —
Level 3 — — — —
Total $ (4,751) — — (27,838)
See the Schedules of Investments for further disaggregation of investment categories.